GENX MOBILE INC Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Aug. 03, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 154,114		$ 156,488	$ 103,966
GenX Mobile Inc [Member]
Business Acquisition [Line Items]
Cash		$ 1,852
Accounts receivable		1,754
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		2,375
Other assets		124
Identifiable intangible assets		3,926
Goodwill		1,782
Total assets acquired		11,813
Accounts payable and accrued liabilities		1,458
Deferred income taxes		1,228
Fair value of net assets acquired		$ 9,127